Mortgage Servicing Rights - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Residential mortgage loans serviced for others including subserviced mortgages with no corresponding MSRs asset	$ 232,600	$ 231,800
Gain (Loss) on fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs	7	23	$ 241
Loan servicing and ancillary fees	$ 750	$ 728	732
Gain related to excess servicing rights sold			$ 44